Pension and Postretirement Benefits (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	$ 32.6
Expected Payment, 2013	34.1
Expected Payment, 2014	34.8
Expected Payment, 2015	35.8
Expected Payment, 2016	35.5
Expected Payment, 2017-2021	195.7
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	13.8
Expected Payment, 2013	13.1
Expected Payment, 2014	14.2
Expected Payment, 2015	14.9
Expected Payment, 2016	15.3
Expected Payment, 2017-2021	87.3
Postretirement Medical Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Payment, 2012	4.4
Expected Payment, 2013	4.1
Expected Payment, 2014	3.8
Expected Payment, 2015	3.6
Expected Payment, 2016	3.4
Expected Payment, 2017-2021	12.9
Medicare Subsidy, 2012	0.2
Medicare Subsidy, 2013	0.2
Medicare Subsidy, 2014	0.2
Medicare Subsidy, 2015	0.2
Medicare Subsidy, 2016	0.2
Prescription Drug Subsidy Receipts, after Year Five	$ 0.8